THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

October 30, 2007

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

Enclosed for filing please find Post-Effective Amendment (“PEA”) No. 102 to the registration statement on Form N-1A for Unified Series Trust seeking registration of a new series, Auer Growth Fund (the “Fund”).

Except for the following sections, the Fund’s new prospectus and SAI conform to the prospectus and SAI used by each other series of the Trust. We respectfully request that you selectively review only those sections that vary from the standard format and that are unique to the Fund, which are as follows:

PROSPECTUS

Risk/Return Summary
Fees and Expenses of Investing in the Fund
Management of the Fund
Performance (Appendix A)

SAI
Additional Information About the Fund’s Investments and Risk Considerations
Investment Advisor

Attached is to this cover letter as an Appendix A is a memorandum, previously submitted for your consideration, regarding the Fund’s use of its portfolio managers’ past performance. The adviser’s target effective date for the filing is December 21, 2007. If possible, we would like to receive your comments by December 14, 2007. Your assistance is sincerely appreciated. We look forward to receiving your comments. Please call me at your convenience at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren

4602626

Appendix A

To:	Linda Stirling, Esq.

SEC Division of Investment Management

From:	Dee Anne Sjögren

Date:	October 26, 2007

Re:	Use of Prior Account Performance

This memorandum supersedes and replaces our prior memorandum on the topic above. We appreciate the Staff’s informal guidance on a new mutual fund’s ability to adopt the prior performance of private accounts managed by the fund’s adviser using the same investment strategy that it will use to manage the fund. We realize that compliance with the federal securities laws is solely the responsibility of Unified Series Trust (the “Trust”).

Facts: Growth Fund is a proposed new series of the Trust. The Fund will be jointly managed by Mr. Bob Auer and his father. Bob and his father jointly will share day-to-day responsibility for managing the Fund’s portfolio, and each will share the responsibilities of researching and analyzing potential portfolio companies. Mr. Auer Sr. developed a growth investment strategy that he taught to his son, which Bob and his father have used for over 20 years to jointly manage family accounts. Assets of the family accounts will be contributed in kind to the new Fund in exchange for Fund shares. Bob and his father will continue to use the same growth investment strategy to jointly manage the Fund. If possible, the Fund would like to adopt and build upon the prior investment performance of the family accounts for the prior 1, 3, 5, and 10 years and the period from the accounts’ inception (December 31, 1986) through December 31, 2006. The Family Accounts’ performance would be included in an appendix to the Prospectus.

Prior to forming the adviser, Bob was a Morgan Stanley financial adviser. At Morgan Stanley, he served as registered representative of record for his father’s and mother’s IRA accounts and the parents’ joint taxable account, and for his own personal account. These accounts were non-discretionary brokerage accounts, but Bob had authority to execute trades in his family’s accounts after receiving his father’s approval. Each parent’s IRA account was managed jointly by Bob in consultation with his father, using the same growth investment strategy that Bob and his father will use to manage the Fund (the “Family Accounts”). There were no other accounts jointly managed by Bob and/or his father using the same growth strategy that they will use to manage the Fund. Their strategy is research-intensive and results in a portfolio holding approximately 200-250 growth stocks, which must be monitored on a regular basis and, as a result, Bob did not utilize the strategy with his over 350 retail client accounts. The only other family accounts were not managed using the growth strategy that will be used to manage the Fund. For example, Bob’s parents have a small, joint account ($3 million compared to $33 million in the IRAs), 50% of its assets are held in cash and the remaining assets do not conform to the growth strategy that will be used to manage the Fund. Bob has a personal brokerage account, in which he engages in options transactions, IPOs and frequent trading of tech stocks, which are not strategies that will be used by the Fund. The adviser has represented to us that the Family Accounts are the only accounts representative of the performance results jointly achieved by Bob and his father.

The Family Accounts will contribute all of their assets (e.g., approximately 200 common stocks) in-kind to the new Fund, in exchange for Fund shares. As a result, the Fund will be a continuation of the Family Accounts. Bob and his father will serve as the Fund’s portfolio managers with joint responsibility for the management of the Fund’s portfolio. Bob and his father, and no other persons, were jointly responsible for the day-to-day management of the Family Accounts. In addition, the Fund will adopt the same investment objective, policies and growth strategy that are substantially similar in all material respects to those used to manage the Family Accounts. Although the Family Accounts are tax-exempt private accounts, the adviser has stated that it will follow the same strategy for the taxable Fund. The Fund’s prospectus will disclose that the Fund is not designed to be tax-efficient, and it also will disclose the potential adverse tax consequences of its trading strategy. The Fund’s prospectus will disclose that the private accounts were not subject to the restrictions imposed on the Fund under the Investment Company Act of 1940. Based on this disclosure, and the fact that the growth strategy will remain the same and will be utilized by the same individuals, we believe it is reasonable for the Fund to adopt and build upon the Family Accounts’ prior performance.

Legal Analysis. The SEC staff has recognized that it is not misleading under the Investment Advisers Act of 1940, as amended, for a newly established adviser or mutual fund to present performance information for accounts managed by another entity when the person responsible for investment management of those accounts at the former entity are the same persons who will be responsible for investment management at the new entity. See Bramwell Growth Fund, SEC No-Action Letter (pub. avail. Aug. 7, 1996), Conway Asset Management, SEC No-Action Letter (pub. avail. Jan. 27, 1989) and Great Lakes Advisors, Inc., SEC No-Action Letter (pub. avail. April 3, 1992).

In the above no-action letters, the SEC staff notes that a new adviser may adopt performance of predecessor accounts if: (1) no individual other than the successor portfolio manager played a significant part in the performance of the predecessor’s accounts; (2) the predecessor accounts and the mutual fund have investment objectives, policies and strategies that are substantially similar in all material respects; and (3) the performance information is not presented in a misleading manner and does not obscure or impede understanding of information that is required to be in the Fund’s prospectus. As described above, the new Fund’s adviser has represented to us as follows:

1) the performance returns to be included in the new Fund’s prospectus represent the performance of all Family Accounts managed with similar investment objectives, policies and strategies substantially similar to those used in management of the new Fund;

2) the relative sizes of the new Fund and the Family Accounts are sufficiently comparable to ensure that the prior performance is relevant to potential new Fund investors;

3) the new Fund’s prospectus clearly will disclose that the performance information related to the adviser’s management of the Family Accounts should not be viewed as indicative of the Fund’s future performance;

4) The persons responsible for management of the Family Accounts are the same as the persons who will be responsible for management of the new Fund. No other person, other than the Fund’s portfolio managers, played a significant part in achieving the Family Accounts’ prior performance.

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We appreciate the Staff’s time and attention. Please call me at (314) 552-6295 with any questions or if you need additional information.